INVENTORY	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
INVENTORY
INVENTORY

6. INVENTORY

Inventory is stated at the lower of cost or market value. Cost is determined using the first-in, first-out method. Inventory consists of the following:

	December 31,	March 31,
(In thousands)	2011	2011
Raw materials	$14,259	$3,100
Work in process	12,141	5,843
Finished goods (1)	19,209	11,127
Consigned-out inventory (2)	500	355
Total inventory	$46,109	$20,425

(1)	At December 31, 2011 and March 31, 2011, the Company had $1.2 million and $2.0 million, respectively, of finished goods inventory located at its third-party warehouse and shipping service provider.

(2)	At December 31, 2011 and March 31, 2011, consigned-out inventory relates to VIVITROL® inventory in the distribution channel for which the Company has not recognized revenue.

6.	INVENTORY

Inventory consists of the following:

	March 31,
	2011	2010
	(In thousands)

Raw materials	$3,100	$4,130
Work in process	5,843	7,788
Finished goods(1)	11,127	8,501
Consigned-out inventory(2)	355	234

Inventory	$20,425	$20,653

(1)	At March 31, 2011 and 2010, the Company had $2.0 and 0.7 million, respectively, of finished goods inventory located at its third party warehouse and shipping service provider.

(2)	At March 31, 2011 and 2010, consigned-out inventory relates to VIVITROL inventory in the distribution channel for which the Company had not recognized revenue.